Income and expenses - General and administrative expenses (Detail) - General and administrative expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses [line items]
Purchase of goods and services	€ (8,933)	€ (9,856)	€ (9,892)
Amortization and depreciation	(2,437)	(3,630)	(3,828)
Payroll expenses	(18,104)	(18,078)	(18,442)
Other	137	(222)	(148)
Total	€ (29,337)	€ (31,786)	€ (32,310)